Shareholders Equity (USD $)	Series A Preferred Shares	Seed 1 Preferred Shares	Seed 2 Preferred Shares	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Begnning Balance value at Dec. 31, 2009		$ 35,000	$ 975,000	$ 3,132	$ 80,477	$ (1,390,791)	$ (297,182)
Beginning Balance, shares		35,000	297,336	955,000
Preferred shares			166,572
Preferred amount			546,353
Net Loss for the period			546,353				546,353
Stock Option Expense					$ 101,678		$ 101,678
Ending Balance, value at Dec. 31, 2010